Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Profit before income taxes	R$ 1,912,539	R$ 1,217,623	R$ 683,504
Adjustments to reconcile profit before tax to net cash flows:
Depreciation and amortization	128,348	95,363	51,571
Loss on sale of property	0		49
Chargebacks	200,633	71,491	47,854
Accrual for provision for contingencies	8,227	3,745	3,538
Share based long term incentive plan (LTIP)	93,369	264,179	0
Other (income) cost, net	(105,366)	20,071	660
Changes in operating assets and liabilities
Accounts receivable	(3,125,537)	(5,048,464)	(2,066,867)
Financial investments (restricted)	(161,426)
Inventories	14,216	(47,012)	(40,586)
Taxes recoverable	(22,386)	(22,936)	8,055
Other receivables	(68,008)	773	(23,495)
Other payables	60,627	(7,330)	(2,046)
Payables to third parties	1,002,092	1,243,629	1,776,538
Trade payables	89,962	72,579	29,531
Receivables from (payables to) related parties	(8,610)	112,790	(64,400)
Salaries and social charges	32,866	39,312	13,341
Taxes and contributions	(1,475)	31,764	(3,109)
Provision for contingencies	(4,822)	(1,792)	486
Net Changes in operating assets and liabilities	45,249	(1,954,212)	414,624
Income tax and social contribution paid	(88,184)	(203,631)	(166,389)
Interest income received	522,542	394,643	214,555
Interest paid	0		(9,175)
Net cash flows from (used in) operating activities	479,607	(1,763,200)	453,615
Cash flows from investing activities
Acquisitions of subsidiaries, net of cash acquired	(17,739)	(1,813)	(22,225)
Acquisitions of property and equipment	(328,326)	(61,560)	(7,873)
Acquisition and development of software	(365,068)	(192,048)	(99,673)
Acquisition of financial investments	(1,109,619)		(209,569)
Redemption of financial investments	0	211,116	132,107
Investing activities	(1,820,752)	(44,305)	(207,233)
Financing activities
Payment of borrowings	0		(199,480)
Payment of derivative financial instruments	0		(5,831)
Dividends paid	0		(54,273)
Proceeds from offering of shares	0	4,717,875
Transactional costs	0	(189,852)
Acquisition of treasury shares	(1,735)	(39,532)
Transaction with non-controlling interest	(15,992)	(5,389)
Capital increase (decrease) by non-controlling shareholders	(223)	20,686
Net cash flows (used in) from financing activities	(17,950)	4,503,789	(259,584)
Net (decrease) increase in cash and cash equivalents	(1,359,095)	2,696,283	(13,202)
Cash and cash equivalents at the beginning of the year	2,763,050	66,767	79,969
Cash and cash equivalents at the end of the year	R$ 1,403,955	R$ 2,763,050	R$ 66,767